Warrant liabilities (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Dec. 13, 2022 $ / shares shares	Dec. 09, 2022 CAD ($) $ / shares shares	Dec. 09, 2022 $ / shares $ / shares shares	Jul. 21, 2023 CAD ($) $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2023 $ / shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 09, 2022 $ / shares shares
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares						6,587,862		1,000,000	5,043,165
Exercise price of warrants issued						$ 5.29		$ 0.57	$ 1.73
U.S. IPO [Member] | Over-allotment Pre-Funded Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares		199,000
Debt Settlement [Member] | Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Change in fair value of warrant liabilities | $						$ 62,476
Warrant Liabilities [Member] | U.S. IPO [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of units sold in initial public offering | shares		2,500,000	2,500,000							2,500,000
Nasdaq closing price per warrant										$ 0.9
Warrant Liabilities [Member] | U.S. IPO [Member] | Over-allotment Pre-Funded Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares		199,000
Exercise price of warrants issued			$ 0.01
Exercise price per warrant per pre-funded warrant		$ 3.81024	$ 3.81024
Warrant Liabilities [Member] | U.S. IPO [Member] | Option Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares		375,000
Warrant Liabilities [Member] | U.S. IPO [Member] | Over-allotment Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares		375,000
Exercise price of warrants issued			$ 5
Exercise price per warrant per pre-funded warrant		$ 0.0001	$ 0.0001
Warrant Liabilities [Member] | Canadian offering [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of units sold in initial public offering | shares		726,392	726,392							726,392
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | 2022 Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares		3,226,392
Exercise price of warrants issued			$ 5
Nasdaq closing price per warrant							$ 0.24
Fair value per warrant		$ 1.43				$ 0.32
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | Over-allotment Pre-Funded Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Exercise price of warrants issued			0.01				0.01
Nasdaq closing price per warrant							1.55
Fair value per warrant | (per share)		$ 4.18	$ 1.05			2.08
Unit price per share										$ 4.13
Non-cash charge/(gain) included in change in fair value of warrant liabilities | $		$ 251,877
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | Over-allotment Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Nasdaq closing price per warrant							0.24
Fair value per warrant		$ 1.43				0.32
Warrant Liabilities [Member] | Debt Settlement [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of units sold in initial public offering | shares	56,141
Unit price per share	$ 4.13
Number of common shares issued in debt settlement | shares	56,141
Warrant Liabilities [Member] | Debt Settlement [Member] | Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares	56,141
Exercise price of warrants issued	$ 5
Nasdaq closing price per warrant							0.24
Warrant Liabilities [Member] | Private Placement [Member]
Disclosure Of Warrant Liabilities [Line Items]
Gross proceeds from private placement				$ 7,400,000	$ 5,590
Warrant Liabilities [Member] | Private Placement [Member] | 2023 Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares				1,542,194	1,542,194
Exercise price of warrants issued					$ 2.66
Fair value per warrant				$ 0.99		0.52
Warrant Liabilities [Member] | Private Placement [Member] | Pre-Funded Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares				930,548	930,548
Exercise price of warrants issued					$ 0.001		$ 0.001
Exercise price per warrant per pre-funded warrant					2.259
Fair value per warrant | (per share)				$ 1.98	0.75	$ 2.08
Unit price per share					$ 2.26